Deferred Income Tax (Details) - Schedule of movement of the deferred income tax - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of movement of the deferred income tax [Abstract]
Opening balance	S/ 159,258	S/ 158,985	S/ 365,263
Debit (credit) to income statement (Note 29)	64,021	(9,652)	(206,894)
Discontinued operations	(40,686)	9,886	14,469
Other movements	(4,884)	39	(13,853)
Final balance	S/ 177,709	S/ 159,258	S/ 158,985